         AIM GLOBAL REAL ESTATE FUND - CLASS A, B, C AND R CLASS SHARES

                       Supplement dated December 13, 2006
                    to the Prospectus dated November 17, 2006


Effective May 1, 2007, the following changes will be implemented with respect to the investment program of the fund:

The following language will be added under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES" after the third sentence on page 1 of the prospectus:

     "The fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales transactions."

The following risks will be added under the heading "RISK/RETURN SUMMARY - PRINCIPAL RISKS" on page 1 of the prospectus:

            "Short Sales Risk                Credit Risk
            High Yield Bond Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" after the sixth paragraph on page 4 of the prospectus:

     "The fund may invest in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets."

The following language will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" after the last paragraph on page 5 of the prospectus:

     "Short Sales Risk - If the fund sells a security short that it does not own, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. If the fund sells a security short that it owns (short sale against the box), any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The fund will also incur transaction costs to engage short sales.

     Credit Risk - Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.

     High Yield Bond Risk - High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets."

        AIM REAL ESTATE FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                       Supplement dated December 13, 2006
                    to the Prospectus dated November 17, 2006
                        as supplemented December 8, 2006


Effective May 1, 2007, the following changes will be implemented with respect to the investment program of the fund:

The following language will be added under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES" after the third sentence on page 1 of the prospectus:

     "The fund may invest up to 10% of its total assets in the securities of companies located in developing countries.

     The fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales transactions."

The following risks will be added under the heading "RISK/RETURN SUMMARY - PRINCIPAL RISKS" on page 1 of the prospectus:

     "Developing Markets Securities Risk       Foreign Securities Risk
     Short Sales Risk                          Credit Risk
     High Yield Bond Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" after the fourth paragraph on page 6 of the prospectus:

     "The fund may invest in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets.

     The fund may also invest up to 10% of its total assets in companies located in developing countries, which may be in the initial stages of their industrial cycles."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS" after the last paragraph on page 7 of the prospectus:

     "Foreign Securities Risk - Foreign securities have additional risks, including fluctuations in the value of the U.S. dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

     Developing Markets Securities Risk - The risks associated with investments in foreign securities may affect the value of securities issued by foreign companies located in developing countries more than those in the countries with more mature economies. For example, many developing countries, in the past, have experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

     Credit Risk - Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.

     High Yield Bond Risk - High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets.

     Short Sales Risk - If the fund sells a security short that it does not own, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. If the fund sells a security short that it owns (short sale against the box), any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The fund will also incur transaction costs to engage short sales."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                       Supplement dated December 13, 2006
                    to the Prospectus dated November 17, 2006


Effective May 1, 2007, the following changes will be implemented with respect to the investment program of Global Real Estate Fund and Real Estate Fund:

The following language will be added under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES - GLOBAL REAL ESTATE" after the third sentence on page 1 of the prospectus:

     "The fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales transactions."

The following risks will be added under the heading "RISK/RETURN SUMMARY - PRINCIPAL RISKS - GLOBAL REAL ESTATE" on page 1 of the prospectus:

     "Short Sale Risk                      Credit Risk
     High Yield Bond Risk"

The following language will be added under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATETGIES -REAL ESTATE" after the third sentence on page 6 of the prospectus:

     "The fund may invest up to 10% of its total assets in the securities of companies located in developing countries.

     The fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales transactions."

The following risks will be added under the heading "RISK/RETURN SUMMARY - PRINCIPAL RISKS - REAL ESTATE" on page 6 of the prospectus:

     "Developing Markets Securities Risk          Foreign Securities Risk
     Short Sales Risk                             Credit Risk
     High Yield Bond Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - GLOBAL REAL ESTATE" after the sixth paragraph on page 20 of the prospectus:

     "The fund may invest in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets."

The following language will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - REAL ESTATE" after the fourth paragraph on page 24 of the prospectus:

     "The fund may invest in non-investment grade debt securities (commonly known as "junk bonds").

     The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets.

     The fund may also invest up to 10% of its total assets in companies located in developing countries, which may be in the initial stages of their industrial cycles."

The following language will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - GLOBAL REAL ESTATE" after the last paragraph on page 27 of the prospectus:

     "Short Sales Risk - If the fund sells a security short that it does not own, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. If the fund sells a security short that it owns (short sale against the box), any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The fund will also incur transaction costs to engage short sales.

     Credit Risk - Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.

     High Yield Bond Risk - High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - REAL ESTATE" after the last paragraph on page 32 of the prospectus:

     "Foreign Securities Risk - Foreign securities have additional risks, including fluctuations in the value of the U.S. dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

     Developing Markets Securities Risk - The risks associated with investments in foreign securities may affect the value of securities issued by foreign companies located in developing countries more than those in the countries with more mature economies. For example, many developing countries, in the past, have experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

     Credit Risk - Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.

     High Yield Bond Risk - High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets.

     Short Sales Risk - If the fund sells a security short that it does not own, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. If the fund sells a security short that it owns (short sale against the box), any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The fund will also incur transaction costs to engage short sales."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated December 13, 2006 to
         the Statement of Additional Information dated November 17, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on pages 17 and 18 of the Statement of Additional Information:

                  "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies:
         (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

                  With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on pages 34 and 35 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer."

The following information replaces in its entirety item "a" under the sixth bullet point in the third paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" on page 62 of the Statement of Additional
Information:

         "a.    a plan's assets are at least $1 million;"

The following is added after the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - REVENUE SHARING PAYMENTS" on page 65 of the Statement of Additional Information:

                  "With respect to Institutional Class shares, the Asset-Based Payments ADI Affiliates make shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts."

The last sentence of the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS" on page 65 of the Statement of Additional Information is deleted in its entirety.

The last sentence of the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS" on page 65 of the Statement of Additional Information shall become a stand alone paragraph.

Effective January 1, 2007, the following information is added after the third paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on pages 48 and 49 of the Statement of Additional Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

Effective May 1, 2007, the following changes will be implemented with respect to the investment program of Global Real Estate Fund and Real Estate Fund:

The following replaces in its entirety the first sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - FOREIGN SECURITIES - RISKS OF DEVELOPING COUNTRIES" on pages 8 and 9 of the Statement of Additional Information:

         "AIM High Yield Fund, AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets, AIM Real Estate Fund may invest up to 10% of its total assets and AIM Global Real Estate Fund may invest up to 20% of its total assets in securities of companies located in developing countries."

The following replaces in its entirety the paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DEBT INVESTMENTS - INVESTMENT GRADE DEBT OBLIGATIONS" on page 16 of the Statement of Additional
Information:

         "Each Fund other than AIM Limited Maturity Treasury Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions;
         (ii) the specific issuer's (a) business and management, (b) cash flow,
         (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
         (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate."

The following replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DEBT INVESTMENTS - JUNK BONDS" on page 16 of the Statement of Additional Information:

         "AIM High Yield Fund normally invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in junk bonds. AIM Income Fund may invest up to 35% of its net assets, AIM Municipal Bond Fund may invest up to 20% of its total assets, and AIM Global Real Estate Fund and AIM Real Estate Fund may invest up to 10% of their total assets in junk bonds."

The following replaces in its entirety the fourth paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SHORT SALES" on page 21 of the Statement of Additional Information:

         "AIM Global Real Estate Fund and AIM Real Estate Fund are permitted and intend from time to time to effect short sales that are not "against the box." In a short sale that is not "against the box", AIM Global Real Estate Fund and AIM Real Estate Fund do not own the security borrowed. To secure its obligation to deliver to such broker-dealer the securities sold short, AIM Global Real Estate Fund and AIM Real Estate Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). As a result of these requirements, AIM Global Real Estate Fund and AIM Real Estate Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities.

         The amounts deposited with the broker or segregated, as described above, do not have the effect of limiting the amount of money that the Funds may lose on a short sale. In a short sale that is not "against the box", AIM Global Real Estate Fund and AIM Real Estate Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

         In a short sale that is not "against the box", AIM Global Real Estate Fund and AIM Real Estate Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not "against the box" differ from those that could arise from a cash investment in a security in that losses from short sales that are not "against the box" may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10; however, if the Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

         Short sales and short sales "against the box" may afford the Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open. There is no assurance that the Fund will be able to enter into such arrangements.

         See "Dividends, Distributions and Tax Matters - Tax Matters - Determination of Taxable Income of a Regulated Investment Company". "

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